Annual Total Returns- Janus Henderson Global Income Managed Volatility Fund (Class A C S I N T Shares) [BarChart] - Class A C S I N T Shares - Janus Henderson Global Income Managed Volatility Fund - Class I	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.35%	20.88%	(0.87%)	7.94%	5.68%	16.24%	(2.73%)	16.37%	2.66%